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                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               601 Congress Street
                              Boston, MA 02210-2805

February 1, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4
          File No. 333-146591

Ladies and Gentlemen:

On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Depositor"), accompanying this letter for filing is Post-Effective Amendment No. 4 ("the Amendment") under the Securities Act of 1933 to the above-mentioned Registration Statement on Form N-4.

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "Act"). In addition a request for template review has been submitted under separate cover.

This filing transmits all material terms disclosed in the Prospectus regarding the following changes: a change in the method of calculation of front-end sales charges, including a new definition for "cumulative value"; the addition of a "letter of intent" program; changes to the guaranteed minimum withdrawal benefit rider - a new fee, new age limits for the Lifetime Income Date, and new model allocations; a new age limit for the optional death benefit rider; and other edits to update the prospectus. An additional Post-Effective Amendment will be filed on or before April 20, 2010, to include financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted.

Please direct any comments and questions regarding the registration statement to me at (617) 663-3192 or in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities